Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Sep. 17, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000		20,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000		400,000,000
Common stock, shares issued	103,881,251	103,020,816		94,192,433
Common stock, shares outstanding	103,611,251	102,750,816		94,192,433
Treasury stock, common, shares	270,000	270,000